Prudential Investment Portfolios 3

655 Broad Street

Newark, New Jersey 07102

September 25, 2020

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Prudential Investment Portfolios 3 Form N-1A

Post-Effective Amendment No. 87 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 88 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Sir or Madam:

On behalf of PGIM QMAW Systematic Absolute Return Fund (the “Fund”), a new series of Prudential Investment Portfolios 3 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 87 to the Registration Statement under the 1933 Act; Amendment No. 88 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(2) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or about December 9, 2020 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the Amendment contains all applicable Staff comments made to the following registration statements of mutual funds in the same fund complex as the Fund (collectively the “Prior Registration Statements”): Prudential Investment Portfolios 8, Registration Statement on Form N-1A, effective July 1, 2019 (File No. 33-48066 and No. 811-06677); Prudential Investment Portfolios 12, Registration Statement on Form N-1A, effective June 19, 2018 (File No. 333-42705and No. 811-08565); Prudential World Fund, Inc., Registration Statement on Form N-1A, effective December 12, 2017 (File No. 002-89725 and No. 811-03981); Prudential Global Total Return Fund, Inc., Registration Statement on Form N-1A, effective December 12, 2017 (File No. 033-63943 and No. 811-04661); Prudential Investment Portfolios 5, Registration Statement on Form N-1A, effective December 13, 2016 (File No. 333-82621 and No. 811-09439); Prudential Investment Portfolios 2, Registration Statement on Form N-1A/A, effective May 17, 2017 (File No. 333-215689 and No. 811-09999); Prudential Investment Portfolios 9, Registration Statement on Form N-1A, effective December 13, 2016 (File No. 333-66895 and No. 811-09101); Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on July 9, 2015 (File No. 333-95849 and 811-09805); Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on April 21, 2015 (File No. 333-95849 and 811-09805); Prudential World Fund, Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26, 2012 (File No. 002-63394 and 811-02896); Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565), Prudential Investment Portfolios 17, effective December 23, 2013 (File No. 33-55441, and 811-07215), Prudential Investment Portfolios 18, effective December 18, 2013 (File No. 333-43491, and 811-08587), (collectively the “Prior Registration Statements”).

We would appreciate receiving the Staff’s comments, if any, on or about October 23, 2020.

Any questions or comments with respect to the Registration Statement may be communicated to Diana Huffman at (973) 367-8982.

Sincerely,

/s/Diana Huffman

Diana Huffman

Vice President & Corporate Counsel